One-Time Termination Benefits	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
One-Time Termination Benefits
During fiscal year 2015, the Company communicated to certain team members its plan of termination to reduce a number of positions through the first quarter of fiscal year 2016 as part of its ongoing commitment to lower prices for its customers and invest in technology upgrades while improving its cost structure. The Company recorded one-time termination benefits in the fourth quarter of fiscal year 2015 totaling $34 million, included in the “Selling, general and administrative expenses” line item on the Consolidated Statements of Operations. The plan was substantially completed during the first quarter of fiscal year 2016, and adjustments to the related restructuring charges were not material.

One-Time Termination Benefits
During fiscal year 2015, the Company communicated to certain team members its plan of termination to reduce a number of positions through the first quarter of fiscal year 2016 as part of its ongoing commitment to lower prices for its customers and invest in technology upgrades while improving its cost structure. The Company has reduced more than 2,000 positions, which represents approximately 2.1% of its workforce. Affected team members were offered several options, including transition pay, severance pay, or the opportunity to apply for other jobs. The Company expects that a significant portion of the affected team members will find other jobs from the open positions in the Company or via new jobs created from new stores in development.

The Company recorded one-time termination benefits in the fourth quarter of fiscal year 2015 totaling $34 million, included in the “Selling, general, and administrative expenses” line item on the Consolidated Statements of Operations.